FBR Fund Investor Class | FBR Large Cap Fund
FBR LARGE CAP FUND
INVESTMENT OBJECTIVE
The investment objective of the Large Cap Fund (the “Fund”) is capital appreciation.
capital growth as a secondary objective.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FBR Fund Investor Class FBR Large Cap Fund Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FBR Fund Investor Class FBR Large Cap Fund Investor Class
Management Fees		0.90%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.64%
Total Annual Fund Operating Expenses		1.79%
Fee Waiver and/or Expense Reimbursement	[1]	(0.54%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.25%
[1]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.25% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2015. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2015, the end of its current term.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FBR Fund Investor Class FBR Large Cap Fund Investor Class	127	397	809	1,963

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of large-cap companies.  The Fund’s policy of investing at least 80% of its net assets in large-cap companies may only be changed upon 60 days notice to shareholders.  The Fund considers large-cap companies to have market capitalizations of $3 billion or more, measured at the time of purchase.  The Fund may invest up to 20% of its net assets in securities of companies with smaller market capitalizations.

When evaluating securities to purchase, the Adviser will make investment decisions for the Fund on the basis of fundamental security analysis.  Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield, leverage and cash flow, among others.

Although the Fund invests primarily in common stocks, it may purchase preferred stocks, warrants and convertible bonds.  While the Fund’s investments are primarily in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as American Depositary Receipts (“ADRs”) or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

Equity Investments.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments.  Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning small- and mid-cap companies than for larger, more established companies.  Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small- and mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Foreign Investments.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.  The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Non-Diversification.  The Fund is classified as a “non-diversified” fund which means that the Fund may own larger positions in a smaller number of securities.  A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund.  The bar chart shows the Fund’s performance for each calendar year since its inception.  The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the S&P 500 Index.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.fbr.com or by calling the Fund toll-free at 888.888.0025.

Annual Total Return Chart For the Periods Ended December 31,

During the period shown on the bar chart, the Fund’s best and worst quarters are as follows:
Best Quarter	Quarter Ended June 30, 2009	17.62%
Worst Quarter	Quarter Ended December 31, 2008	-19.38%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns FBR Fund Investor Class FBR Large Cap Fund	Label	1-Year	5-Year	Since Inception	Inception Date
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	(0.76%)	Nov. 15, 2005
Investor Class	Return Before Taxes	(3.61%)	1.44%	4.44%	Nov. 15, 2005
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	(3.63%)	0.66%	3.56%	Nov. 15, 2005
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.33%)	0.81%	3.33%	Nov. 15, 2005

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In certain cases, the figure representing “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

FBR Fund Investor Class | FBR Mid Cap Fund
FBR MID CAP FUND
INVESTMENT OBJECTIVE
The investment objective of the Mid Cap Fund (the “Fund”) is capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees	FBR Fund Investor Class FBR Mid Cap Fund Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		FBR Fund Investor Class FBR Mid Cap Fund Investor Class
Management Fees		0.90%
Distribution (12b-1) Fees		0.25%
Other Expenses		1.04%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.01%
Total Annual Fund Operating Expenses		2.20%
Fee Waiver and/or Expense Reimbursement	[2]	(0.84%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.36%
[1]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflects only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e. fees and expenses of other funds in which the Fund has invested).
[2]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.35% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2015. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2015, the end of its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FBR Fund Investor Class FBR Mid Cap Fund Investor Class	138	431	934	2,322

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of mid-cap companies.  The Fund’s policy of investing at least 80% of its net assets in mid-cap companies may only be changed upon 60 days notice to shareholders.  The Fund considers mid-cap companies to have market capitalizations of greater than $2 billion and less than $15 billion at the time of purchase.  The Fund may invest up to 20% of its net assets in equity securities of companies with smaller or larger market capitalizations.

When evaluating securities to purchase, the Adviser makes investment decisions for the Fund on the basis of fundamental security analysis.  Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield, leverage and cash flow, among others.

Although the Fund invests primarily in common stocks, it may purchase preferred stocks, warrants and convertible bonds.  While the Fund’s investments are primarily in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.

The Fund's investments focus on companies that have a demonstrated record of achievement and excellent prospects for earnings and/or cash flow growth over a 3- to 5-year period.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

Equity Investments.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap Investments.  Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning mid-cap companies than for larger, more established companies.  Mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of mid-cap companies may be more volatile.  Additionally, because mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Foreign Investments.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.  The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Non-Diversification.  The Fund is classified as a “non-diversified” fund which means that the Fund may own larger positions in a smaller number of securities.  A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund.  The bar chart shows the Fund’s performance for each calendar year since its inception.  The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell Midcap Index.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.fbr.com or by calling the Fund toll-free at 888.888.0025.

Annual Total Return Chart For the Periods Ended December 31,

During the period shown on the bar chart, the Fund’s best and worst quarters are as follows:
Best Quarter	Quarter Ended September 30, 2009	15.21%
Worst Quarter	Quarter Ended December 31, 2008	-18.91%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns FBR Fund Investor Class FBR Mid Cap Fund	Label	1-Year	Since Inception	Inception Date
Russell Midcap Index	Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	(1.55%)	0.73%	Feb. 28, 2007
Investor Class	Return Before Taxes	(1.78%)	4.72%	Feb. 28, 2007
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	(1.78%)	4.49%	Feb. 28, 2007
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.15%)	3.92%	Feb. 28, 2007

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In certain cases, the figure representing “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

FBR Fund Investor Class | FBR Small Cap Fund
FBR SMALL CAP FUND
INVESTMENT OBJECTIVE
The investment objective of the Small Cap Fund (the “Fund”) is capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FBR Fund Investor Class FBR Small Cap Fund Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FBR Fund Investor Class FBR Small Cap Fund Investor Class
Management Fees		0.90%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.59%
Total Annual Fund Operating Expenses		1.74%
Fee Waiver and/or Expense Reimbursement	[1]	(0.29%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.45%
[1]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.45% of the Fund's, average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2015. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2015, the end of its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FBR Fund Investor Class FBR Small Cap Fund Investor Class	148	459	858	1,975

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies.  The Fund’s policy of investing at least 80% of its net assets in small-cap companies may only be changed upon 60 days notice to shareholders.  The Fund considers small-cap companies to have market capitalizations of less than $3 billion, measured at the time of purchase.  The Fund may invest up to 20% of its net assets in equity securities of companies with larger market capitalizations.

When evaluating securities to purchase, the Adviser makes investment decisions for the Fund on the basis of fundamental security analysis.  Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield, leverage and cash flow, among others.

Although the Fund invests primarily in common stocks, it may purchase preferred stocks, warrants and convertible bonds.  While the Fund’s investments are primarily in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.

The Fund's investments focus on companies that have a demonstrated record of achievement and excellent prospects for earnings and/or cash flow growth over a 3- to 5-year period.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

Equity Investments.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small-Cap Investments.  Investing in the securities of small-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning small-cap companies than for larger, more established companies.  Small-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile.  Additionally, because small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Foreign Investments.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.  The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Non-Diversification.  The Fund is classified as a “non-diversified” fund which means that the Fund may own larger positions in a smaller number of securities.  A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund.  The bar chart shows the Fund’s performance for each calendar year since its inception.  The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell 2000 Index.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.fbr.com or by calling the Fund toll-free at 888.888.0025.

Annual Total Return Chart For the Periods Ended December 31,

During the period shown on the bar chart, the Fund’s best and worst quarters are as follows:
Best Quarter	Quarter Ended December 31, 2011	18.52%
Worst Quarter	Quarter Ended September 30, 2011	-21.22%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns FBR Fund Investor Class FBR Small Cap Fund	Label	1-Year	Since Inception	Inception Date
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	15.63%	(0.02%)	Feb. 28, 2007
Investor Class	Return Before Taxes	2.26%	5.85%	Feb. 28, 2007
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	2.26%	5.58%	Feb. 28, 2007
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.47%	4.89%	Feb. 28, 2007

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

FBR Fund Investor Class | FBR Focus Fund
FBR FOCUS FUND
INVESTMENT OBJECTIVE
The investment objective of the Focus Fund (the “Fund”) is capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FBR Fund Investor Class FBR Focus Fund Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FBR Fund Investor Class FBR Focus Fund Investor Class
Management Fees		0.90%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.29%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.44%
[1]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.95% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2015. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FBR Fund Investor Class FBR Focus Fund Investor Class	147	456	787	1,724

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in securities of companies traded in domestic markets.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants, options, equity-like instruments and debt instruments.  The Adviser invests in the stocks of companies of any size without regard to market capitalization.

The Adviser implements the Fund’s strategy by focusing on companies whose valuations in the market are modest and that earn higher than average returns on shareholders’ equity, are managed by individuals who have a history of treating public shareholders like partners and have ample opportunity to reinvest excess profits at above average rates.  Once a potential investment is identified, the Adviser attempts to purchase shares at a price it believes represents a discount to a conservative estimate of the company’s intrinsic value.

The Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalent instruments.  If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.  During rising markets, holding larger than usual cash reserves may be detrimental to the Fund’s performance.  During declining markets, holding larger than usual cash reserves may allow the Fund to purchase securities at a discount.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

Equity Investments.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments.  Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning small- and mid-cap companies than for larger, more established companies.  Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small- and mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Non-Diversification.  The Fund is classified as a “non-diversified” fund which means that the Fund may own larger positions in a smaller number of securities.  A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund.  The bar chart shows the Fund’s performance for each of the last ten calendar years.  The table shows how the Fund’s average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell 2000 Index.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Prior to January 1, 2008, the Fund operated pursuant to a different investment strategy.  Updated performance information is available on the Fund’s website at www.fbr.com or by calling the Fund toll-free at 888.888.0025.

Annual Total Return Chart For the Periods Ended December 31,

During the period shown on the bar chart, the Fund’s best and worst quarters are as follows:
Best Quarter	Quarter Ended June 30, 2003	23.15%
Worst Quarter	Quarter Ended December 31, 2008	-16.38%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns FBR Fund Investor Class FBR Focus Fund	Label	1-Year	5-Year	10-Year
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	5.62%
Investor Class	Return Before Taxes	3.63%	3.32%	11.71%
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	2.00%	2.38%	11.12%
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.43%	2.65%	10.37%

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In certain cases, the figure representing “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

FBR Fund Investor Class | FBR Large Cap Financial Fund
FBR LARGE CAP FINANCIAL FUND
INVESTMENT OBJECTIVE
The investment objective of the Large Cap Financial Fund (the “Fund”) is capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FBR Fund Investor Class FBR Large Cap Financial Fund Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FBR Fund Investor Class FBR Large Cap Financial Fund Investor Class
Management Fees		0.90%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.46%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.01%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.62%
[1]	The Total Annual Fund Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflects only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e. fees and expenses of other funds in which the Fund has invested).
[2]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.95% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2015. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FBR Fund Investor Class FBR Large Cap Financial Fund Investor Class	165	511	881	1,922

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of large capitalization (“large-cap”) companies “principally engaged” in the business of financial services including, but not limited to, commercial banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, insurance companies, real estate and leasing companies, holding companies for each of the foregoing types of business, or companies that combine some or all of these businesses.  The Fund’s policy of investing at least 80% of its net assets in large-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders.  The Fund considers a large-cap company to be one that has a market capitalization of $3 billion or more, measured at the time of purchase.  An issuer is “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  The Fund may also invest in companies in the information technology industries that primarily provide products and/or services to companies in the financial services group of industries. The Fund may invest up to 20% of its net assets in companies with smaller market capitalizations or companies outside of the financial group of industries.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

When evaluating securities to purchase, the Adviser generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

Equity Investments.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments.  Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning small- and mid-cap companies than for larger, more established companies.  Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small- and mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Industry Concentration.  The Fund concentrates its investments within a group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries.  Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

Non-Diversification.  The Fund is classified as a “non-diversified” fund which means that the Fund may own larger positions in a smaller number of securities.  A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund.  The bar chart shows the Fund’s performance for each of the last ten calendar years.  The table shows how the Fund’s average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the S&P 500 Index and the secondary benchmark of the KBW Bank Sector Index.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.fbr.com or by calling the Fund toll-free at 888.888.0025.

Annual Total Return Chart For the Periods Ended December 31,

During the period shown on the bar chart, the Fund’s best and worst quarters are as follows:
Best Quarter	Quarter Ended September 30, 2009	27.66%
Worst Quarter	Quarter Ended September 30, 2011	-21.49%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns FBR Fund Investor Class FBR Large Cap Financial Fund	Label	1-Year	5-Year	10-Year
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
KBW Bank Sector Index	KBW Bank Sector Index (reflects no deduction for fees, expenses or taxes)	(23.18%)	(17.46%)	(4.80%)
Investor Class	Return Before Taxes	(18.38%)	(6.12%)	1.64%
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	(18.38%)	(6.82%)	0.63%
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(11.94%)	(5.04%)	1.46%

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In certain cases, the figure representing “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

FBR Fund Investor Class | FBR Small Cap Financial Fund
FBR SMALL CAP FINANCIAL FUND
INVESTMENT OBJECTIVE
The investment objective of the Small Cap Financial Fund (the “Fund”) is capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FBR Fund Investor Class FBR Small Cap Financial Fund Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FBR Fund Investor Class FBR Small Cap Financial Fund Investor Class
Management Fees		0.90%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.37%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.16%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.68%
[1]	The Total Annual Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund has invested).
[2]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.95% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2015. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by both the Adviser and the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FBR Fund Investor Class FBR Small Cap Financial Fund Investor Class	171	530	913	1,987

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies “principally engaged” in the business of providing financial services to consumers and industry.  The Fund’s policy of investing at least 80% of its net assets in small-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders.  The Fund considers a small-cap company to be one that has a market capitalization of less than $3 billion, measured at the time of purchase.  An issuer is “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  The Fund focuses on financial services companies that invest in real estate, usually through mortgages and other consumer-related loans.  These companies may also offer other financial services such as discount brokerage services, insurance products, leasing services and joint venture financing. Investments may include mortgage banking companies, consumer finance companies, savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, other depository institutions, companies in the information technology industries which are primarily engaged in providing products and/or services to the types of companies listed above and real estate investment trusts (“REITs”).  The Fund may invest up to 20% of its net assets in companies with larger market capitalizations or companies outside of the financial services group of industries.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

When evaluating securities to purchase, the Adviser generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

Equity Investments.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small-Cap Investments.  Investing in the securities of small-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning small-cap companies than for larger, more established companies.  Small-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile.  Additionally, because small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Real Estate-Related Risk.  Because the Fund focuses on financial services companies that may invest in real estate, the Fund is subject to the risks associated with ownership of real estate and with the real estate industry in general.  Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions and are particularly sensitive to economic downturns.  Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes.

Industry Concentration.  The Fund concentrates its investments within a group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries.  Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

Non-Diversification.  The Fund is classified as a “non-diversified” fund which means that the Fund may own larger positions in a smaller number of securities.  A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund.  The bar chart shows the Fund’s performance for each of the last ten calendar years.  The table shows how the Fund’s average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell 2000 Index.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.fbr.com or by calling the Fund toll-free at 888.888.0025.

Annual Total Return Chart For the Periods Ended December 31,

During the period shown on the bar chart, the Fund’s best and worst quarters are as follows:
Best Quarter	Quarter Ended September 30, 2009	22.57%
Worst Quarter	Quarter Ended September 30, 2011	-21.72%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns FBR Fund Investor Class FBR Small Cap Financial Fund	Label	1-Year	5-Year	10-Year
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	5.62%
Investor Class	Return Before Taxes	(15.63%)	(3.29%)	6.10%
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	(15.85%)	(4.32%)	4.82%
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(9.87%)	(2.86%)	5.31%

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In certain cases, the figure representing “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

FBR Fund Investor Class | FBR Technology Fund
FBR TECHNOLOGY FUND
INVESTMENT OBJECTIVE
The investment objective of the Technology Fund (the “Fund”) is long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees	FBR Fund Investor Class FBR Technology Fund Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FBR Fund Investor Class FBR Technology Fund Investor Class
Management Fees		0.90%
Distribution (12b-1) Fees		0.25%
Other Expenses		1.64%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.03%
Total Annual Fund Operating Expenses		2.82%
Fee Waiver and/or Expense Reimbursement	[2]	(0.84%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.98%
[1]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflects only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e. fees and expenses of other funds in which the Fund has invested).
[2]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.95% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2015. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2015, the end of its current term.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FBR Fund Investor Class FBR Technology Fund Investor Class	201	621	1,252	2,951

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 141% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of companies that are principally engaged in the research, design, development, manufacturing or distributing products or services in the technology industry.  The Fund’s policy of investing at least 80% of its net assets in companies principally engaged in technology may only be changed upon 60 days notice to shareholders.  The Fund will primarily invest in equity securities (which include common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock) of companies listed on a U.S. securities exchange or NASDAQ that are expected to experience earnings growth as a result of technology.  Potential investments would include, but not be limited to, the following industries:  computer software and hardware, semiconductors, scientific instrumentation, telecommunications, pharmaceuticals, chemicals, synthetic materials, defense and commercial electronics, data storage and retrieval, biotechnology, and healthcare and medical supplies.  While the Fund’s investments will primarily be in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest up to 20% of its net assets in companies outside of the technology industry.  The Adviser invests in the stocks of companies of any size without regard to market capitalization.

The Adviser makes investment decisions for the Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield and cash flow, among others. The Fund may invest, to a limited degree, in securities issued in initial public offerings (“IPOs”).

Many of the common stocks purchased by the Fund will not pay dividends; instead, stocks will be bought for the potential that their prices will increase and provide capital appreciation for the Fund.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

Equity Investments.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments.  Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning small- and mid-cap companies than for larger, more established companies.  Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small- and mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Industry Concentration.  The Fund concentrates its investments within a group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and is affected by developments in the technology industry and its related businesses. The value of the Fund’s shares may fluctuate more than shares of a fund investing in other industries or in a broader range of industries.

IPO Investments.  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Foreign Investments.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.  The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Non-Diversification.  The Fund is classified as a “non-diversified” fund which means that the Fund may own larger positions in a smaller number of securities.  A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund.  The bar chart shows the Fund’s performance for each calendar year since its inception.  The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of certain broad-based indices, the S&P 500 Index and the secondary benchmark of the NASDAQ Composite Index.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.fbr.com or by calling the Fund toll-free at 888.888.0025.

Annual Total Return Chart For the Periods Ended December 31,

During the period shown on the bar chart, the Fund’s best and worst quarters are as follows:
Best Quarter	Quarter Ended June 30, 2003	26.38%
Worst Quarter	Quarter Ended December 31, 2008	-22.74%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns FBR Fund Investor Class FBR Technology Fund	Label	1-Year	5-Year	Since Inception	Inception Date
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	3.17%	Feb. 01, 2002
NASDAQ Composite Index	NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)	(1.80%)	1.52%	3.17%	Feb. 01, 2002
Investor Class	Return Before Taxes	(10.77%)	(0.54%)	3.88%	Feb. 01, 2002
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	(10.77%)	(1.10%)	2.97%	Feb. 01, 2002
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(7.00%)	(0.70%)	2.96%	Feb. 01, 2002

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In certain cases, the figure representing “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

FBR Fund Investor Class | FBR Gas Utility Index Fund
FBR GAS UTILITY INDEX FUND
INVESTMENT OBJECTIVE
The investment objective of the Gas Utility Index Fund (the “Fund”) is income and capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FBR Fund Investor Class FBR Gas Utility Index Fund Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FBR Fund Investor Class FBR Gas Utility Index Fund Investor Class
Management Fees		0.40%
Distribution (12b-1) Fees		none
Other Expenses		0.31%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.71%
[1]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 0.85% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2015. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FBR Fund Investor Class FBR Gas Utility Index Fund Investor Class	73	227	395	883

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Designed as an index fund, the Fund intends to provide investment results that replicate the performance of the American Gas Association Stock Index (“Index”), an index maintained by the American Gas Association (“AGA”), a national trade association of natural gas companies.  The Index consists of approximately 67 publicly traded companies, both domestic and foreign, of natural gas distribution, gas pipeline, diversified gas and combination gas and electric companies whose securities are traded on a U.S. securities exchange (exclusive of treasury stock).  While the Fund’s investments will primarily be in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The stocks included in the Fund are chosen solely on the statistical basis of their weightings in the Index.

The Fund intends to invest under normal circumstances at least 85% of its net assets in the common stock of companies that have natural gas distribution and transmission operations.  No attempt is made to manage the Fund’s portfolio actively in the traditional sense by using economic, financial or market analysis; nor will the adverse financial situation of a company directly result in its elimination from the Fund’s portfolio unless the company is removed from the Index.  The percentage of the Fund’s assets to be invested in each company’s stock contained within the Index is approximately the same as the percentage the stock represents in the Index.  Each stock’s proportion of the Index is based on that stock’s market capitalization, that is, the number of shares outstanding multiplied by the market price of the stock.  Such computation is also weighted to reduce the effect of assets not connected with natural gas distribution and transmission revenue.  To avoid deviation in the Fund’s performance from the Index, the Fund will seek to invest substantially all of its assets in the stocks of the Index.  Although there is no predetermined acceptable range of deviation between the performance of the Index and that of the Fund, the Fund attempts to achieve a correlation of approximately 95% or better between its total return and that of the Index.  One-hundred percent correlation would mean the total return of the Fund’s assets would increase and decrease exactly the same as the Index.  If a deviation occurs, it may be the result of various expenses incurred by the Fund, such as management fees, transaction costs and other operating expenses.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

Equity Investments.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Industry Concentration.  The Fund concentrates its investments within a group of industries.  Because of its narrow industry focus, the Fund’s performance is tied closely to and affected by developments in the natural gas distribution and transmission industry, such as competition and weather.  The gas industry is also sensitive to increased interest rates because of the industry’s capital intensive nature.  In the event the Fund experiences significant purchase and/or redemption requests, it may have difficulty providing investment results that replicate the Index.

Foreign Investments.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.  The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Non-Diversification.  The Fund is classified as a “non-diversified” fund which means that the Fund may own larger positions in a smaller number of securities.  A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Index Tracking.  While the Fund seeks to track the performance of the Index as closely as possible, the Fund’s return may not always be able to match or achieve a high correlation with the return of the Index due to such factors as the various expenses incurred by the Fund, such as management fees, transaction costs and other operating expenses which are not incurred by the Index.  In addition, the Fund may not be fully invested at all times in the Index as a result of cash flows into the Fund or reserves of cash that are maintained in order to meet redemption requests and cover operating expenses.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund.  The bar chart shows the Fund’s performance for each of the last ten calendar years.  The table shows how the Fund’s average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to certain broad-based indices, the S&P 500 Index and the secondary benchmark of the AGA Stock Index.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.fbr.com or by calling the Fund toll-free at 888.888.0025.

Annual Total Return Chart For the Periods Ended December 31,

During the period shown on the bar chart, the Fund’s best and worst quarters are as follows:
Best Quarter	Quarter Ended June 30, 2003	18.55%
Worst Quarter	Quarter Ended September 30, 2002	-21.06%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns FBR Fund Investor Class FBR Gas Utility Index Fund	Label	1-Year	5-Year	10-Year
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
AGA Stock Index	AGA Stock Index (reflects no deduction for fees, expenses or taxes)	24.45%	6.61%	7.75%
Investor Class	Return Before Taxes	25.15%	7.35%	8.53%
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	24.55%	6.40%	7.65%
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	17.07%	6.12%	7.18%

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

FBR Fund Investor Class | FBR Balanced Fund
FBR BALANCED FUND
INVESTMENT OBJECTIVE
The investment objective of the Balanced Fund is to seek long-term capital growth and current income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees	FBR Fund Investor Class FBR Balanced Fund Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FBR Fund Investor Class FBR Balanced Fund Investor Class
Management Fees		0.80%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.49%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.06%
Total Annual Fund Operating Expenses		1.60%
Fee Waiver and/or Expense Reimbursement	[2]	(0.21%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.39%
[1]	The Total Annual Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund has invested) and certain voluntary fee waivers made by FBR Fund Advisers, Inc. (the "Adviser").
[2]	The Adviser has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.08% of the Fund's average daily net assets (excluding 12b-1 fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2015. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2015, the end of its current term.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FBR Fund Investor Class FBR Balanced Fund Investor Class	142	440	808	1,844

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its investment objectives, the Fund invests in a blend of domestic common stocks, preferred stocks, convertible securities and core, high quality domestic corporate, agency and government bonds.  The Fund may also invest in mortgage-backed securities, asset-backed securities and Yankee bonds.  The Fund’s investments may include foreign securities, including indirect investments such as American Depository Receipts (“ADRs”) or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may invest in the stocks of companies of any size without regard to market capitalization. The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”).  The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns.  The approach of both sub-advisers of the Fund places a focus on seeking downside protection.  The Fund expects to change its allocation mix over time based on FBR Fund Advisers, Inc.’s (the “Adviser”) view of economic conditions and underlying security values.  The Fund may invest in Initial Public Offerings (“IPOs”).  Under normal circumstances, the Adviser will allocate approximately 40% of the Fund’s assets to a sub-adviser to be invested in fixed income securities and the remainder of the Fund’s assets to a sub-adviser to be invested in equity securities.  Many of the Fund’s common stock investments are expected to pay dividends.

The London Company (“London Co.”) manages the equity portion of the Fund’s portfolio and Financial Counselors, Inc. (“FCI”) manages the fixed income portion of the Fund’s portfolio.  London Co. utilizes a bottom-up approach in its security selection for the equity segment of the Fund and focuses on selecting securities of companies that have demonstrated market dominance, have low business risk, continue to have solid long-term growth prospects and have averaged 15% or greater internal growth.  In addition, London Co. further makes determinations regarding stock selection by considering companies that have shareholder-oriented management that have a history of aligning with shareholder interest through stock incentives, insider buying and corporate buy-backs.

FCI will use its core fixed income philosophy to manage the fixed income segment of the Fund.  FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection.  FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices. FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

Equity Investments.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund’s performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Debt Investments.  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Investments.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations.  The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

High Yield Investments.  The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments.  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments.  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and income distribution.

Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risks of an investment in the Fund’s shares.  The bar chart shows the Fund’s performance for each of the last ten calendar years. The table shows how the Fund’s average annual total returns for different calendar periods over the last ten calendar years of the Fund, both before and after taxes, compared to those of a broad-based index, the S&P 500 Index, and the secondary benchmark of the Blended Balanced Index (which consists of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Barclays Capital Intermediate U.S. Government/Credit Index).

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.fbr.com or by calling the Fund toll-free at 888.888.0025.

The FBR Balanced Fund is the investment successor to the AFBA 5Star Balanced Fund (the “Predecessor Fund”) which commenced investment operations on June 3, 1997.  On March 12, 2010, the Predecessor Fund was reorganized as the FBR Balanced Fund.  Performance figures shown below represent the Advisor Class shares of the Predecessor Fund for periods prior to March 12, 2010.

Annual Total Return Chart For the Periods Ended December 31,

During the period shown on the bar chart, the Fund’s best and worst quarters are as follows:
Best Quarter	Quarter Ended June 30, 2003	13.36%
Worst Quarter	Quarter Ended December 31, 2008	-13.66%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns FBR Fund Investor Class FBR Balanced Fund	Label	1-Year	5-Year	10-Year
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
Blended Balanced Index	Blended Balanced Index (reflects no deduction for fees, expenses or taxes)	3.86%	2.61%	4.18%
Investor Class	Return Before Taxes	10.61%	4.68%	6.49%
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	10.13%	3.21%	5.21%
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.20%	3.41%	5.02%

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In certain cases, the figure representing “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

FBR Fund Investor Class | FBR Core Bond Fund
FBR CORE BOND FUND
INVESTMENT OBJECTIVE
The investment objective of the Core Bond Fund is to seek current income with capital growth as a secondary objective.
FEES AND EXPENSES
This table describes the fees and estimated expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FBR Fund Investor Class FBR Core Bond Fund Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FBR Fund Investor Class FBR Core Bond Fund Investor Class
Management Fees		0.80%
Distribution (12b-1) Fees		0.25%
Other Expenses		1.33%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.21%
Total Annual Fund Operating Expenses		2.59%
Fee Waiver and/or Expense Reimbursement	[2]	(1.08%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.51%
[1]	The Total Annual Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund has invested).
[2]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.05% of the Fund's average daily net assets (excluding 12b-1 fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2015. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2015, the end of its current term.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FBR Fund Investor Class FBR Core Bond Fund Investor Class	154	477	1,065	2,664

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its investment objectives, the Fund, under normal circumstances, invests at least 80% of its net assets in fixed income securities, which include domestic investment grade corporate, agency and governmental bonds.  The Fund may also invest in mortgage-backed securities, asset-backed securities and Yankee bonds.  The Fund’s investments may include foreign securities, including indirect investments such as American Depository Receipts (“ADRs”) or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”).  The Fund may invest in Initial Public Offerings (“IPOs”).

Financial Counselors, Inc. (“FCI”) will use its core fixed income philosophy to manage the Fund.  FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection.  FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices.  FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

Debt Investments.  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Equity Investments.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund’s performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Foreign Investments.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.  The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

High Yield Investments.  The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments.  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments.  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Funds may have to replace the security by investing the proceeds in a less attractive security.  This may reduce a Fund’s share price and income distribution.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risks of an investment in the Fund’s shares.  The bar chart shows the Fund’s performance for each of the last ten calendar years. The table shows how the Fund’s average annual total returns for different calendar periods over the last ten calendar years of the Fund, both before and after taxes, compared to those of a broad-based index, the Barclays Capital Intermediate U.S. Government/Credit Index.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.fbr.com or by calling the Fund toll-free at 888.888.0025.

The FBR Core Bond Fund is the investment successor to the AFBA 5Star Total Return Bond Fund (the “Predecessor Fund”) which commenced investment operations on June 3, 1997.  On March 12, 2010, the Predecessor Fund was reorganized as the FBR Core Bond Fund.  Performance figures shown below represent the Advisor Class shares of the Predecessor Fund for periods prior to March 12, 2010.

Annual Total Return Chart For the Periods Ended December 31,

During the period shown on the bar chart, the Fund’s best and worst quarters are as follows:
Best Quarter	Quarter Ended June 30, 2003	8.53%
Worst Quarter	Quarter Ended March 31, 2005	-2.84%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns FBR Fund Investor Class FBR Core Bond Fund	Label	1-Year	5-Year	10-Year
Barclays Capital Intermediate U.S. Government/Credit Index	Barclays Capital Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	5.80%	5.88%	5.20%
Investor Class	Return Before Taxes	4.87%	5.44%	6.34%
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	3.55%	3.75%	4.61%
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.33%	3.79%	4.51%

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In certain cases, the figure representing “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

FBR Fund Institutional Class | FBR Large Cap Fund
FBR LARGE CAP FUND
INVESTMENT OBJECTIVE
The investment objective of the Large Cap Fund (the “Fund”) is capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FBR Fund Institutional Class FBR Large Cap Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FBR Fund Institutional Class FBR Large Cap Fund Institutional Class
Management Fees		0.90%
Distribution (12b-1) Fees		none
Other Expenses		0.46%
Total Annual Fund Operating Expenses		1.36%
Fee Waiver and/or Expense Reimbursement	[1]	(0.36%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.00%
[1]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.00% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2015. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2015, the end of its current term.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FBR Fund Institutional Class FBR Large Cap Fund Institutional Class	102	318	636	1,535

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of large-cap companies.  The Fund’s policy of investing at least 80% of its net assets in large-cap companies may only be changed upon 60 days notice to shareholders.  The Fund considers large-cap companies to have market capitalizations of $3 billion or more, measured at the time of purchase.  The Fund may invest up to 20% of its net assets in securities of companies with smaller market capitalizations.

When evaluating securities to purchase, the Adviser will make investment decisions for the Fund on the basis of fundamental security analysis.  Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield, leverage and cash flow, among others.

Although the Fund invests primarily in common stocks, it may purchase preferred stocks, warrants and convertible bonds.  While the Fund’s investments are primarily in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as American Depositary Receipts (“ADRs”) or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

Equity Investments.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments.  Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning small- and mid-cap companies than for larger, more established companies.  Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small- and mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Foreign Investments.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.  The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Non-Diversification.  The Fund is classified as a “non-diversified” fund which means that the Fund may own larger positions in a smaller number of securities.  A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Institutional Class shares of the Fund.  The bar chart shows the Fund’s performance for each calendar year since its inception.  The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the S&P 500 Index.  Both the chart and the table represent the performance of the Institutional Class shares of the Fund after May 30, 2008 (inception of the share class) and Investor Class for periods prior to that date. The returns for the Institutional Class shares will differ from the returns for the Investor Class shares because of differences in expenses of each share class.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.fbr.com or by calling the Fund toll-free at 888.888.0025.

Annual Total Return Chart For the Periods Ended December 31,

During the period shown on the bar chart, the Fund’s best and worst quarters are as follows:
Best Quarter	Quarter Ended June 30, 2009	17.69%
Worst Quarter	Quarter Ended December 31, 2008	-19.30%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns FBR Fund Institutional Class FBR Large Cap Fund	Label	1-Year	5-Year	Since Inception	Inception Date
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	(0.76%)	Nov. 15, 2005
Institutional Class	Return Before Taxes	(3.50%)	1.57%	4.54%	Nov. 15, 2005
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	(3.62%)	0.74%	(0.54%)	Nov. 15, 2005
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.11%)	0.91%	(0.37%)	Nov. 15, 2005

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In certain cases, the figure representing “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

FBR Fund Institutional Class | FBR Mid Cap Fund
FBR MID CAP FUND
INVESTMENT OBJECTIVE
The investment objective of the Mid Cap Fund (the “Fund”) is capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees	FBR Fund Institutional Class FBR Mid Cap Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FBR Fund Institutional Class FBR Mid Cap Fund Institutional Class
Management Fees		0.90%
Distribution (12b-1) Fees		none
Other Expenses		0.66%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.01%
Total Annual Fund Operating Expenses		1.57%
Fee Waiver and/or Expense Reimbursement	[2]	(0.46%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.11%
[1]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflects only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e. fees and expenses of other funds in which the Fund has invested).
[2]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.10% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2015. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2015, the end of its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FBR Fund Institutional Class FBR Mid Cap Fund Institutional Class	113	353	717	1,743

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of mid-cap companies.  The Fund’s policy of investing at least 80% of its net assets in mid-cap companies may only be changed upon 60 days notice to shareholders.  The Fund considers mid-cap companies to have market capitalizations of greater than $2 billion and less than $15 billion at the time of purchase.  The Fund may invest up to 20% of its net assets in equity securities of companies with smaller or larger market capitalizations.

When evaluating securities to purchase, the Adviser makes investment decisions for the Fund on the basis of fundamental security analysis.  Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield, leverage and cash flow, among others.

Although the Fund invests primarily in common stocks, it may purchase preferred stocks, warrants and convertible bonds.  While the Fund’s investments are primarily in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.

The Fund's investments focus on companies that have a demonstrated record of achievement and excellent prospects for earnings and/or cash flow growth over a 3- to 5-year period.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

Equity Investments.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap Investments.  Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning mid-cap companies than for larger, more established companies.  Mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of mid-cap companies may be more volatile.  Additionally, because mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Foreign Investments.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.  The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Non-Diversification.  The Fund is classified as a “non-diversified” fund which means that the Fund may own larger positions in a smaller number of securities.  A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Institutional Class shares of the Fund.  The bar chart shows the Fund’s performance for each calendar year since its inception.  The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell Midcap Index.   Both the chart and the table represent the performance of the Institutional Class shares of the Fund after May 30, 2008 (inception of the share class) and Investor Class for periods prior to that date. The returns for the Institutional Class shares will differ from the returns for the Investor Class shares because of differences in expenses of each share class.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.fbr.com or by calling the Fund toll-free at 888.888.0025.

Annual Total Return Chart For the Periods Ended December 31,

During the period shown on the bar chart, the Fund’s best and worst quarters are as follows:
Best Quarter	Quarter Ended September 30, 2009	15.42%
Worst Quarter	Quarter Ended December 31, 2008	-18.95%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns FBR Fund Institutional Class FBR Mid Cap Fund	Label	1-Year	Since Inception	Inception Date
Russell Midcap Index	Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	(1.55%)	0.73%	Feb. 28, 2007
Institutional Class	Return Before Taxes	(1.64%)	4.82%	Feb. 28, 2007
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	(1.69%)	1.88%	Feb. 28, 2007
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.00%)	1.68%	Feb. 28, 2007

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In certain cases, the figure representing “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

FBR Fund Institutional Class | FBR Small Cap Fund
FBR SMALL CAP FUND
INVESTMENT OBJECTIVE
The investment objective of the Small Cap Fund (the “Fund”) is capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees	FBR Fund Institutional Class FBR Small Cap Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FBR Fund Institutional Class FBR Small Cap Fund Institutional Class
Management Fees		0.90%
Distribution (12b-1) Fees		none
Other Expenses		0.52%
Total Annual Fund Operating Expenses		1.42%
Fee Waiver and/or Expense Reimbursement	[1]	(0.22%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.20%
[1]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.20% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2015. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2015, the end of its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FBR Fund Institutional Class FBR Small Cap Fund Institutional Class	122	381	710	1,642

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies.  The Fund’s policy of investing at least 80% of its net assets in small-cap companies may only be changed upon 60 days notice to shareholders.  The Fund considers small-cap companies to have market capitalizations of less than $3 billion, measured at the time of purchase.  The Fund may invest up to 20% of its net assets in equity securities of companies with larger market capitalizations.

When evaluating securities to purchase, the Adviser makes investment decisions for the Fund on the basis of fundamental security analysis.  Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield, leverage and cash flow, among others.

Although the Fund invests primarily in common stocks, it may purchase preferred stocks, warrants and convertible bonds.  While the Fund’s investments are primarily in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.

The Fund's investments focus on companies that have a demonstrated record of achievement and excellent prospects for earnings and/or cash flow growth over a 3- to 5-year period.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

Equity Investments.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small-Cap Investments.  Investing in the securities of small-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning small-cap companies than for larger, more established companies.  Small-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile.  Additionally, because small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Foreign Investments.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.  The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Non-Diversification.  The Fund is classified as a “non-diversified” fund which means that the Fund may own larger positions in a smaller number of securities.  A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Institutional Class shares of the Fund.  The bar chart shows the Fund’s performance for each calendar year since its inception.  The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell 2000 Index.   Both the chart and the table represent the performance of the Institutional Class shares of the Fund after May 30, 2008 (inception of the share class) and Investor Class for periods prior to that date. The returns for the Institutional Class shares will differ from the returns for the Investor Class shares because of differences in expenses of each share class.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.fbr.com or by calling the Fund toll-free at 888.888.0025.

Annual Total Return Chart For the Periods Ended December 31,

During the period shown on the bar chart, the Fund’s best and worst quarters are as follows:
Best Quarter	Quarter Ended December 31, 2011	18.57%
Worst Quarter	Quarter Ended September 30, 2011	-21.18%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns FBR Fund Institutional Class FBR Small Cap Fund	Label	1-Year	Since Inception	Inception Date
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.18%)	(0.02%)	Feb. 28, 2007
Institutional Class	Return Before Taxes	2.60%	6.00%	Feb. 28, 2007
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	2.60%	4.65%	Feb. 28, 2007
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.69%	4.09%	Feb. 28, 2007

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In certain cases, the figure representing “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

FBR Fund Institutional Class | FBR Focus Fund
FBR FOCUS FUND
INVESTMENT OBJECTIVE
The investment objective of the Focus Fund (the “Fund”) is capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FBR Fund Institutional Class FBR Focus Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FBR Fund Institutional Class FBR Focus Fund Institutional Class
Management Fees		0.90%
Distribution (12b-1) Fees		none
Other Expenses		0.25%
Total Annual Fund Operating Expenses	[1]	1.15%
[1]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.70% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2015. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FBR Fund Institutional Class FBR Focus Fund Institutional Class	117	365	633	1,398

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in securities of companies traded in domestic markets.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants, options, equity-like instruments and debt instruments.  The Adviser invests in the stocks of companies of any size without regard to market capitalization.

The Adviser implements the Fund’s strategy by focusing on companies whose valuations in the market are modest and that earn higher than average returns on shareholders’ equity, are managed by individuals who have a history of treating public shareholders like partners and have ample opportunity to reinvest excess profits at above average rates.  Once a potential investment is identified, the Adviser attempts to purchase shares at a price it believes represents a discount to a conservative estimate of the company’s intrinsic value.

The Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalent instruments.  If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.  During rising markets, holding larger than usual cash reserves may be detrimental to the Fund’s performance.  During declining markets, holding larger than usual cash reserves may allow the Fund to purchase securities at a discount.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

Equity Investments.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments.  Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning small- and mid-cap companies than for larger, more established companies.  Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small- and mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Non-Diversification.  The Fund is classified as a “non-diversified” fund which means that the Fund may own larger positions in a smaller number of securities.  A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Institutional Class shares of the Fund.  The bar chart shows the Fund’s performance for each of the last ten calendar years.  The table shows how the Fund’s average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell 2000 Index.   Both the chart and the table represent the performance of the Institutional Class shares of the Fund after May 30, 2008 (inception of the share class) and Investor Class for periods prior to that date. The returns for the Institutional Class shares will differ from the returns for the Investor Class shares because of differences in expenses of each share class.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Prior to January 1, 2008, the Fund operated pursuant to a different investment strategy.  Updated performance information is available on the Fund’s website at www.fbr.com or by calling the Fund toll‑free at 888.888.0025.

Annual Total Return Chart For the Periods Ended December 31,

During the period shown on the bar chart, the Fund’s best and worst quarters are as follows:
Best Quarter	Quarter Ended June 30, 2003	23.15%
Worst Quarter	Quarter Ended December 31, 2008	-16.43%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns FBR Fund Institutional Class FBR Focus Fund	Label	1-Year	5-Year	10-Year
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	5.62%
Institutional Class	Return Before Taxes	3.97%	3.58%	11.85%
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	2.34%	0.63%	10.16%
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.65%	2.13%	10.07%

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In certain cases, the figure representing “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

FBR Fund Institutional Class | FBR Small Cap Financial Fund
FBR SMALL CAP FINANCIAL FUND
INVESTMENT OBJECTIVE
The investment objective of the Small Cap Financial Fund (the “Fund”) is capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FBR Fund Institutional Class FBR Small Cap Financial Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FBR Fund Institutional Class FBR Small Cap Financial Fund Institutional Class
Management Fees		0.90%
Distribution (12b-1) Fees		none
Other Expenses		0.44%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.16%
Total Annual Fund Operating Expenses	[2]	1.50%
[1]	The Total Annual Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund has invested).
[2]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.70% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2015. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by both the Adviser and the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FBR Fund Institutional Class FBR Small Cap Financial Fund Institutional Class	153	474	818	1,791

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies “principally engaged” in the business of providing financial services to consumers and industry.  The Fund’s policy of investing at least 80% of its net assets in small-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders.  The Fund considers a small-cap company to be one that has a market capitalization of less than $3 billion, measured at the time of purchase.  An issuer is “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  The Fund focuses on financial services companies that invest in real estate, usually through mortgages and other consumer-related loans.  These companies may also offer other financial services such as discount brokerage services, insurance products, leasing services and joint venture financing. Investments may include mortgage banking companies, consumer finance companies, savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, other depository institutions, companies in the information technology industries which are primarily engaged in providing products and/or services to the types of companies listed above and real estate investment trusts (“REITs”).  The Fund may invest up to 20% of its net assets in companies with larger market capitalizations or companies outside of the financial services group of industries.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

When evaluating securities to purchase, the Adviser generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

Equity Investments.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small-Cap Investments.  Investing in the securities of small-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning small-cap companies than for larger, more established companies.  Small-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile.  Additionally, because small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Real Estate-Related Risk.  Because the Fund focuses on financial services companies that may invest in real estate, the Fund is subject to the risks associated with ownership of real estate and with the real estate industry in general.  Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions and are particularly sensitive to economic downturns.  Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes.

Industry Concentration.  The Fund concentrates its investments within a group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries.  Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

Non-Diversification.  The Fund is classified as a “non-diversified” fund which means that the Fund may own larger positions in a smaller number of securities.  A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Institutional Class shares of the Fund.  The bar chart shows the Fund’s performance for each of the last ten calendar years.  The table shows how the Fund’s average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell 2000 Index.  Both the chart and the table represent the performance of the Institutional Class shares of the Fund after May 30, 2008 (inception of the share class) and Investor Class for periods prior to that date. The returns for the Institutional Class shares will differ from the returns for the Investor Class shares because of differences in expenses of each share class.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.fbr.com or by calling the Fund toll-free at 888.888.0025.

Annual Total Return Chart For the Periods Ended December 31,

During the period shown on the bar chart, the Fund’s best and worst quarters are as follows:
Best Quarter	Quarter Ended September 30, 2009	22.43%
Worst Quarter	Quarter Ended September 30, 2011	-21.67%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns FBR Fund Institutional Class FBR Small Cap Financial Fund	Label	1-Year	5-Year	10-Year
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	5.62%
Institutional Class	Return Before Taxes	(15.52%)	(3.13%)	6.19%
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	(15.94%)	(4.29%)	4.84%
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(9.53%)	(2.73%)	5.38%

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In certain cases, the figure representing “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

FBR Fund Institutional Class | FBR Technology Fund
FBR TECHNOLOGY FUND
INVESTMENT OBJECTIVE
The investment objective of the Technology Fund (the “Fund”) is long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FBR Fund Institutional Class FBR Technology Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FBR Fund Institutional Class FBR Technology Fund Institutional Class
Management Fees		0.90%
Distribution (12b-1) Fees		none
Other Expenses		2.55%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.03%
Total Annual Fund Operating Expenses		3.48%
Fee Waiver and/or Expense Reimbursement	[2]	(1.75%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.73%
[1]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflects only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e. fees and expenses of other funds in which the Fund has invested).
[2]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.70% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2015. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2015, the end of its current term.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FBR Fund Institutional Class FBR Technology Fund Institutional Class	176	545	1,323	3,375

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 141% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of companies that are principally engaged in the research, design, development, manufacturing or distributing products or services in the technology industry.  The Fund’s policy of investing at least 80% of its net assets in companies principally engaged in technology may only be changed upon 60 days notice to shareholders.  The Fund will primarily invest in equity securities (which include common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock) of companies listed on a U.S. securities exchange or NASDAQ that are expected to experience earnings growth as a result of technology.  Potential investments would include, but not be limited to, the following industries:  computer software and hardware, semiconductors, scientific instrumentation, telecommunications, pharmaceuticals, chemicals, synthetic materials, defense and commercial electronics, data storage and retrieval, biotechnology, and healthcare and medical supplies.  While the Fund’s investments will primarily be in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest up to 20% of its net assets in companies outside of the technology industry.  The Adviser invests in the stocks of companies of any size without regard to market capitalization.

The Adviser makes investment decisions for the Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield and cash flow, among others. The Fund may invest, to a limited degree, in securities issued in initial public offerings (“IPOs”).

Many of the common stocks purchased by the Fund will not pay dividends; instead, stocks will be bought for the potential that their prices will increase and provide capital appreciation for the Fund.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

Equity Investments.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments.  Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning small- and mid-cap companies than for larger, more established companies.  Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small- and mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Industry Concentration.  The Fund concentrates its investments within a group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and is affected by developments in the technology industry and its related businesses. The value of the Fund’s shares may fluctuate more than shares of a fund investing in other industries or in a broader range of industries.

IPO Investments.  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Foreign Investments.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.  The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Non-Diversification.  The Fund is classified as a “non-diversified” fund which means that the Fund may own larger positions in a smaller number of securities.  A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Institutional Class shares of the Fund.  The bar chart shows the Fund’s performance for each calendar year since its inception.  The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of certain broad-based indices, the S&P 500 Index and the secondary benchmark of the NASDAQ Composite Index.  Both the chart and the table represent the performance of the Institutional Class shares of the Fund after March 12, 2010 (inception of the share class) and Investor Class for periods prior to that date. The returns for the Institutional Class shares will differ from the returns for the Institutional Class shares because of differences in expenses of each share class.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.fbr.com or by calling the Fund toll-free at 888.888.0025.

Annual Total Return Chart For the Periods Ended December 31,

During the period shown on the bar chart, the Fund’s best and worst quarters are as follows:
Best Quarter	Quarter Ended June 30, 2003	26.38%
Worst Quarter	Quarter Ended December 31, 2008	-22.74%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns FBR Fund Institutional Class FBR Technology Fund	Label	1-Year	5-Year	Since Inception	Inception Date
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	3.17%	Feb. 01, 2002
NASDAQ Composite Index	NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)	(1.80%)	1.52%	3.17%	Feb. 01, 2002
Institutional Class	Return Before Taxes	(10.67%)	(0.48%)	3.91%	Feb. 01, 2002
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	(10.67%)	(1.04%)	(0.85%)	Feb. 01, 2002
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(6.93%)	(0.65%)	(0.72%)	Feb. 01, 2002

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In certain cases, the figure representing “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

FBR Fund Institutional Class | FBR Balanced Fund
FBR BALANCED FUND
INVESTMENT OBJECTIVE
The investment objective of the Balanced Fund is to seek long-term capital growth and current income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FBR Fund Institutional Class FBR Balanced Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FBR Fund Institutional Class FBR Balanced Fund Institutional Class
Management Fees		0.80%
Distribution (12b-1) Fees		none
Other Expenses		0.32%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.06%
Total Annual Fund Operating Expenses		1.18%
Fee Waiver and/or Expense Reimbursement	[2]	(0.04%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.14%
[1]	The Total Annual Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund has invested) and voluntary fee waivers made by FBR Fund Advisers, Inc. (the "Adviser").
[2]	The Adviser has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent total annual fund operating expenses exceed 1.08% of the average daily net assets (excluding 12b-1 fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain these expense limitations with regard to the Fund through February 28, 2015. The Adviser may recoup any waived amount from the Fund pursuant to this agreement and any prior agreements to which the Fund's predecessor was subject if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the expense was incurred. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2015, the end of its current term.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FBR Fund Institutional Class FBR Balanced Fund Institutional Class	116	362	637	1,421

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its investment objectives, the Fund invests in a blend of domestic common stocks, preferred stocks, convertible securities and core, high quality domestic corporate, agency and government bonds.  The Fund may also invest in mortgage-backed securities, asset-backed securities and Yankee bonds.  The Fund’s investments may include foreign securities, including indirect investments such as American Depository Receipts (“ADRs”) or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may invest in the stocks of companies of any size without regard to market capitalization. The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”).  The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns.  The approach of both sub-advisers of the Fund places a focus on seeking downside protection.  The Fund expects to change its allocation mix over time based on FBR Fund Advisers, Inc.’s (the “Adviser”) view of economic conditions and underlying security values.  The Fund may invest in Initial Public Offerings (“IPOs”).  Under normal circumstances, the Adviser will allocate approximately 40% of the Fund’s assets to a sub-adviser to be invested in fixed income securities and the remainder of the Fund’s assets to a sub-adviser to be invested in equity securities.  Many of the Fund’s common stock investments are expected to pay dividends.

The London Company (“London Co.”) manages the equity portion of the Fund’s portfolio and Financial Counselors, Inc. (“FCI”) manages the fixed income portion of the Fund’s portfolio.  London Co. utilizes a bottom-up approach in its security selection for the equity segment of the Fund and focuses on selecting securities of companies that have demonstrated market dominance, have low business risk, continue to have solid long-term growth prospects and have averaged 15% or greater internal growth.  In addition, London Co. further makes determinations regarding stock selection by considering companies that have shareholder-oriented management that have a history of aligning with shareholder interest through stock incentives, insider buying and corporate buy-backs.

FCI will use its core fixed income philosophy to manage the fixed income segment of the Fund.  FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection.  FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices. FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

Equity Investments.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund’s performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Debt Investments.  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Investments.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations.  The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

High Yield Investments.  The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments.  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments.  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and income distribution.

Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risks of an investment in the Fund’s shares.  The bar chart shows the Fund’s performance for each of the last ten calendar years. The table shows how the Fund’s average annual total returns for different calendar periods over the last ten calendar years of the Fund, both before and after taxes, compared to those of a broad-based index, the S&P 500 Index, and the secondary benchmark of the Blended Balanced Index (which consists of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Barclays Capital Intermediate U.S. Government/Credit Index).

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.fbr.com or by calling the Fund toll-free at 888.888.0025.

The FBR Balanced Fund is the investment successor to the AFBA 5Star Balanced Fund (the “Predecessor Fund”) which commenced investment operations on June 3, 1997.  On March 12, 2010, the Predecessor Fund was reorganized as the FBR Balanced Fund.  Performance figures shown below represent the Institutional Class shares of the Predecessor Fund for periods prior to March 12, 2010.

Annual Total Return Chart For the Periods Ended December 31,

During the period shown on the bar chart, the Fund’s best and worst quarters are as follows:
Best Quarter	Quarter Ended June 30, 2003	13.50%
Worst Quarter	Quarter Ended December 31, 2008	-13.59%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns FBR Fund Institutional Class FBR Balanced Fund	Label	1-Year	5-Year	10-Year
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
Blended Balanced Index	Blended Balanced Index (reflects no deduction for fees, expenses or taxes)	3.86%	2.61%	4.18%
Institutional Class	Return Before Taxes	10.84%	4.93%	6.69%
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	10.28%	3.31%	5.22%
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.41%	3.55%	5.07%

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

FBR Fund Institutional Class | FBR Core Bond Fund
FBR CORE BOND FUND
INVESTMENT OBJECTIVE
The investment objective of the Core Bond Fund is to seek current income with capital growth as a secondary objective.
FEES AND EXPENSES
This table describes the fees and estimated expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees	FBR Fund Institutional Class FBR Core Bond Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		FBR Fund Institutional Class FBR Core Bond Fund Institutional Class
Management Fees		0.80%
Distribution (12b-1) Fees		none
Other Expenses		0.63%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.21%
Total Annual Fund Operating Expenses		1.64%
Fee Waiver and/or Expense Reimbursement	[2]	(0.38%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.26%
[1]	The Total Annual Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund has invested).
[2]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent total annual fund operating expenses exceed 1.05% of the average daily net assets (excluding 12b-1 fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain these expense limitations with regard to the Fund through February 28, 2015. The Adviser may recoup any waived amount from the Fund pursuant to this agreement and any prior agreements to which the Fund's predecessor was subject if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the expense was incurred. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2015, the end of its current term.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FBR Fund Institutional Class FBR Core Bond Fund Institutional Class	128	400	778	1,842

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its investment objectives, the Fund, under normal circumstances, invests at least 80% of its net assets in fixed income securities, which include domestic investment grade corporate, agency and governmental bonds.  The Fund may also invest in mortgage-backed securities, asset-backed securities and Yankee bonds.  The Fund’s investments may include foreign securities, including indirect investments such as American Depository Receipts (“ADRs”) or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”).  The Fund may invest in Initial Public Offerings (“IPOs”).

Financial Counselors, Inc. (“FCI”) will use its core fixed income philosophy to manage the Fund.  FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection.  FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices.  FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

Debt Investments.  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Equity Investments.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund’s performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets

Foreign Investments.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.  The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

High Yield Investments.  The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments.  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments.  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Funds may have to replace the security by investing the proceeds in a less attractive security.  This may reduce a Fund’s share price and income distribution.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risks of an investment in the Fund’s shares.  The bar chart shows the Fund’s performance for each of the last ten calendar years. The table shows how the Fund’s average annual total returns for different calendar periods over the last ten calendar years of the Fund, both before and after taxes, compared to those of a broad-based index, the Barclays Capital Intermediate U.S. Government/Credit Index.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.fbr.com or by calling the Fund toll-free at 888.888.0025.

The FBR Core Bond Fund is the investment successor to the AFBA 5Star Total Return Bond Fund (the “Predecessor Fund”) which commenced investment operations on June 3, 1997.  On March 12, 2010, the Predecessor Fund was reorganized as the FBR Core Bond Fund.  Performance figures shown below represent the Institutional Class shares of the Predecessor Fund for periods prior to March 12, 2010.

Annual Total Return Chart For the Periods Ended December 31,

During the period shown on the bar chart, the Fund’s best and worst quarters are as follows:
Best Quarter	Quarter Ended June 30, 2003	8.51%
Worst Quarter	Quarter Ended March 31, 2005	-2.75%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns FBR Fund Institutional Class FBR Core Bond Fund	Label	1-Year	5-Year	10-Year
Barclays Capital Intermediate U.S. Government/Credit Index	Barclays Capital Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	5.80%	5.88%	5.20%
Institutional Class	Return Before Taxes	5.08%	5.71%	6.61%
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	3.48%	3.78%	4.58%
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.49%	3.89%	4.55%

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In certain cases, the figure representing “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.